SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Summary of Share Option Activity) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member], USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 Years	Dec. 31, 2013 Years	Dec. 31, 2012 Years
2003 Option Plan and 2006 Share Incentive Plan [Member] | Stock Options [Member]
Options
Outstanding, beginning balance	3,572,596	6,271,636	7,080,670
Granted	290,550	471,750	497,250
Exercised	(448,952)	(2,906,664)	(1,012,438)
Forfeited	(135,750)	(228,876)	(191,856)
Cancelled	(24,000)	(35,250)	(101,990)
Outstanding, ending balance	3,254,444	3,572,596	6,271,636
Vested and exercisable, ending balance	1,994,266	1,377,738	2,924,886
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 14.9599	$ 13.2193	$ 11.9253
Granted (in US dollars per share)	$ 15.2238	$ 12.6852	$ 13.6397
Exercised (in US dollars per share)	$ 9.5568	$ 10.8219	$ 4.1641
Forfeited (in US dollars per share)	$ 15.6628	$ 14.9943	$ 12.5589
Cancelled (in US dollars per share)	$ 16.4984	$ 15.8295	$ 16.5634
Outstanding, ending balance (in US dollars per share)	$ 15.6882	$ 14.9599	$ 13.2193
Vested and exercisable, ending balance (in US dollars per share)	$ 16.3182	$ 14.3901	$ 11.0185
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	2.20	2.45	3.09
Outstanding, ending balance (in years)	1.60	2.20	2.45
Vested and exercisable, ending balance (in years)	0.95	1.52	1.89
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 24.51	$ 7.72	$ 6.90
Outstanding, ending balance	1.33	24.51	7.72
Vested and exercisable, ending balance	$ 0.28	$ 10.24	$ 10.04